Employee benefits - Summary of Fair Value of Plan Assets Japanese Plans (Parenthetical) (Detail) - Japanese Defined Benefit Plans [Member]	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Japanese National and local Governments Debt Securities [Member]
Disclosure of fair value of plan assets [line items]
Defined Benefit Plan Percentage of Amount Contributed To Fair Value Of Plan Assets	84.00%	84.00%
Defined Benefit Plan Foreign National and Local Governments Debt Securities [Member]
Disclosure of fair value of plan assets [line items]
Defined Benefit Plan Percentage of Amount Contributed To Fair Value Of Plan Assets	16.00%	16.00%